Derivative Financial Instruments	12 Months Ended
Dec. 31, 2013
Derivative Instruments And Hedging Activities Disclosure [Abstract]
Derivative Financial Instruments

3. Derivative Financial Instruments

The Company is exposed to certain risks relating to its ongoing business operations. The primary risk managed by using derivative instruments is foreign currency exchange rate risk. Forward contracts against various foreign currencies are entered into to manage the foreign currency exchange rate risk on forecasted revenues and expenses denominated in currencies other than the functional currency of the operating unit (cash flow hedge). Other forward exchange contracts against various foreign currencies are entered into to manage the foreign currency exchange rate risk associated with certain firm commitments denominated in currencies other than the functional currency of the operating unit (fair value hedge). In addition, the Company will enter into non-designated forward contracts against various foreign currencies to manage the foreign currency exchange rate risk on recognized nonfunctional currency monetary accounts (non-designated hedge).

At December 31, 2013, the Company has determined that the fair value of its derivative financial instruments representing assets of $59 million and liabilities of $40 million (primarily currency related derivatives) are determined using level 2 inputs (inputs other than quoted prices in active markets for identical assets and liabilities that are observable either directly or indirectly for substantially the full term of the asset or liability) in the fair value hierarchy as the fair value is based on publicly available foreign exchange and interest rates at each financial reporting date. At December 31, 2013, the net fair value of the Company’s foreign currency forward contracts totaled a net asset of $19 million.

At December 31, 2013, the Company’s financial instruments do not contain any credit-risk-related or other contingent features that could cause accelerated payments when the Company’s financial instruments are in net liability positions. We do not use derivative financial instruments for trading or speculative purposes.

Cash Flow Hedging Strategy

To protect against the volatility of forecasted foreign currency cash flows resulting from forecasted revenues and expenses, the Company has instituted a cash flow hedging program. The Company hedges portions of its forecasted revenues and expenses denominated in nonfunctional currencies with forward contracts. When the U.S. dollar strengthens against the foreign currencies, the decrease in present value of future foreign currency revenues and expenses is offset by gains in the fair value of the forward contracts designated as hedges. Conversely, when the U.S. dollar weakens, the increase in the present value of future foreign currency cash flows is offset by losses in the fair value of the forward contracts.

For derivative instruments that are designated and qualify as a cash flow hedge (i.e., hedging the exposure to variability in expected future cash flows that is subject to a particular currency risk), the effective portion of the gain or loss on the derivative instrument is reported as a component of Other Comprehensive Income and reclassified into earnings in the same line item associated with the forecasted transaction and in the same period or periods during which the hedged transaction affects earnings (e.g., in “revenues” when the hedged transactions are cash flows associated with forecasted revenues). The remaining gain or loss on the derivative instrument in excess of the cumulative change in the present value of future cash flows of the hedged item, if any (i.e., the ineffective portion), or hedge components excluded from the assessment of effectiveness, is recognized in the Consolidated Statements of Income during the current period.

At December 31, 2013 and 2012, the Company had the following outstanding foreign currency forward contracts that were entered into to hedge nonfunctional currency cash flows from forecasted revenues and expenses (in millions):

	Currency Denomination
Foreign Currency	December 31, 2013		December 31, 2012
Norwegian Krone	NOK	10,503	NOK	6,281
Euro		€406		€389
U.S. Dollar		$357		$357
Danish Krone	DKK	278	DKK	134
British Pound Sterling		£23		£6
Singapore Dollar	SGD	17	SGD	14
Canadian Dollar	CAD	16	CAD	—

Non-designated Hedging Strategy

The Company enters into forward exchange contracts to hedge certain nonfunctional currency monetary accounts. The purpose of the Company’s foreign currency hedging activities is to protect the Company from risk that the eventual U.S. dollar equivalent cash flows from the nonfunctional currency monetary accounts will be adversely affected by changes in the exchange rates.

For derivative instruments that are non-designated, the gain or loss on the derivative instrument subject to the hedged risk (i.e., nonfunctional currency monetary accounts) is recognized in other income (expense), net in current earnings.

The Company had the following outstanding foreign currency forward contracts that hedge the fair value of nonfunctional currency monetary accounts (in millions):

	Currency Denomination
Foreign Currency	December 31, 2013		December 31, 2012
Norwegian Krone	NOK	3,257	NOK	1,684
Russian Ruble	RUB	2,149	RUB	1,467
U.S. Dollar		$715		$967
Euro		€310		€225
Danish Krone	DKK	177	DKK	177
British Pound Sterling		£14		£9
Swedish Krone	SEK	4	SEK	5
Singapore Dollar	SGD	3	SGD	24
Canadian Dollar	CAD	3	CAD	2
Brazilian Real	BRL	—	BRL	135

The Company has the following fair values of its derivative instruments and their balance sheet classifications (in millions):

	Asset Derivatives			Liability Derivatives
		Fair Value			Fair Value
	Balance Sheet	December 31,		Balance Sheet	December 31,
	Location	2013	2012	Location	2013	2012
Derivatives designated as hedging instruments under ASC Topic 815
Foreign exchange contracts	Prepaid and other current assets	$35	$57	Accrued liabilities	$18	$5
Foreign exchange contracts	Other Assets	5	24	Other Liabilities	9	1

Total derivatives designated as hedging instruments under ASC Topic 815		$40	$81		$27	$6

Derivatives not designated as hedging instruments under ASC Topic 815
Foreign exchange contracts	Prepaid and other current assets	$19	$24	Accrued liabilities	$13	$13

Total derivatives not designated as hedging instruments under ASC Topic 815		$19	$24		$13	$13

Total derivatives		$59	$105		$40	$19

The Effect of Derivative Instruments on the Consolidated Statements of Income
($ in millions)
Derivatives Designated as Hedging Instruments under ASC Topic 815	Amount of Gain (Loss) Recognized in OCI on Derivatives (Effective Portion) (a)		Location of Gain (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)	Amount of Gain (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)		Location of Gain (Loss) Recognized in Income on Derivatives (Ineffective Portion and Amount Excluded from Effectiveness Testing)	Amount of Gain (Loss) Recognized in Income on Derivatives (Ineffective Portion and Amount Excluded from Effectiveness Testing) (b)
	Years Ended December 31,			Years Ended December 31,			Years Ended December 31,
	2013	2012		2013	2012		2013	2012
			Revenue	16	(6)
Foreign exchange contracts	(42)	105	Cost of revenue	(6)	(26)	Other income (expense), net	12	8

Total	(42)	105		10	(32)		12	8

Derivatives Not Designated as	Location of Gain (Loss)	Amount of Gain (Loss)
Hedging Instruments under	Recognized in Income	Recognized in Income on
ASC Topic 815	on Derivatives	Derivatives
		Years Ended December 31,
		2013	2012
Foreign exchange contracts	Other income (expense), net	18	19

Total		18	19

(a)	The Company expects that $(16) million of the Accumulated Other Comprehensive Income (Loss) will be reclassified into earnings within the next twelve months with an offset by gains from the underlying transactions resulting in no impact to earnings or cash flow.
(b)	The amount of gain (loss) recognized in income represents nil related to the ineffective portion of the hedging relationships for the each of the years ended December 31, 2013 and 2012, and $12 million and $8 million related to the amount excluded from the assessment of the hedge effectiveness for the years ended December 31, 2013 and 2012, respectively.